Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued capital [member]	Treasury shares [member]	Other Reserves [member]	Accumulated losses [member]	Total [member]	Non-controlling interests [member]
Opening Balance at Dec. 31, 2020	€ 250,395	€ 289,165	€ 0	€ 81,198	€ (158,974)	€ 211,389	€ 39,006
Comprehensive loss
Loss for the year	(76,452)				(65,354)	(65,354)	(11,098)
Currency translation difference	(7,612)			(6,355)		(6,355)	(1,257)
Net actuarial gains (losses) from defined benefit plans	(438)			(405)		(405)	(33)
Total comprehensive loss for the year	(84,502)			(6,760)	(65,354)	(72,114)	(12,388)
Transactions with owners
Capital injection from shareholders	117,215	50,091		67,124		117,215
Employee share-based compensation	7,208	3	(3)	7,208		7,208
Capital contribution from non-controlling interests	1,610			566		566	1,044
Changes in ownership interest in a subsidiary without change of control	(1,100)			124		124	(1,224)
Total transactions with owners	124,933	50,094	(3)	75,022		125,113	(180)
Closing Balance at Dec. 31, 2021	290,826	339,259	(3)	149,460	(224,328)	264,388	26,438
Comprehensive loss
Loss for the year	(239,751)				(218,290)	(218,290)	(21,461)
Currency translation difference	(1,616)			(1,011)		(1,011)	(605)
Net actuarial gains (losses) from defined benefit plans	1,813			1,261		1,261	552
Total comprehensive loss for the year	(239,554)			250	(218,290)	(218,040)	(21,514)
Transactions with owners
Capital injection from shareholders		18,569	(25,023)	6,454
Employee share-based compensation	7,431			7,431		7,431
Capital contribution from non-controlling interests	172					0	172
Changes in ownership interest in a subsidiary without change of control	(6)			(396)		(396)	390
Issuance of ordinary shares upon Reverse Recapitalization (refer to Note 1 for definition), net of issuance costs	241,937	(357,828)	3	599,762		241,937
Total transactions with owners	249,534	€ (339,259)	(25,020)	613,251		248,972	562
Closing Balance at Dec. 31, 2022	300,806		(25,023)	762,961	(442,618)	295,320	5,486
Comprehensive loss
Loss for the year	(146,253)				(129,313)	(129,313)	(16,940)
Currency translation difference	4,109			3,333		3,333	776
Net actuarial gains (losses) from defined benefit plans	(1,251)			(761)		(761)	(490)
Total comprehensive loss for the year	(143,395)			2,572	(129,313)	(126,741)	(16,654)
Transactions with owners
Capital injection from shareholders			(40,382)	40,382
Employee share-based compensation	2,749			2,749		2,749
Capital contribution from non-controlling interests	5,645						5,645
Changes in ownership interest in a subsidiary without change of control	(177)			(1,987)		(1,987)	1,810
Total transactions with owners	8,217		(40,382)	41,144		762	7,455
Closing Balance at Dec. 31, 2023	€ 165,628		€ (65,405)	€ 806,677	€ (571,931)	€ 169,341	€ (3,713)